Income Taxes	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 17: — INCOME TAXES

a.	Corporate income tax rate in Israel:

Taxable income of Israeli companies is subject to income tax at the rate of 26.5% in 2015 and 25% in 2014 and 2013.

b.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an “industrial company” as defined by this law and, as such, is entitled to certain income tax benefits, mainly accelerated depreciation in respect of machinery and equipment (as prescribed by regulations published under the Inflationary Adjustments Law) and the right to claim public issuance expenses, amortization of patents and other intangible property rights as deductions for tax purposes.

c.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (“the Investments Law”):

Various production and development facilities of the Company have been granted “Approved Enterprise” and “Benefited Enterprise” status, which provides certain benefits, including tax exemptions and reduced tax rates for a defined period. The benefits available to an Approved Enterprise and Benefited Enterprise relate only to taxable income attributable to the specific investment program and are conditioned upon terms stipulated in the Investments Law and the related regulations and the criteria set forth in the applicable certificate of approval (for an Approved Enterprise). If the Company does not fulfill these conditions, in whole or in part, the benefits can be cancelled and the Company may be required to refund the benefits, in an amount linked to the Israeli consumer price index plus interest.

The Company qualifies as a foreign investors’ company, or FIC. FICs are entitled to further reductions in the tax rate normally applicable to Approved or Benefited Enterprises, depending on the level of foreign ownership. The tax rate ranges between 10% (when foreign ownership is 90% or more) to 25% (when the foreign ownership is below 49%).

The Company has three active plans, two Approved Enterprises under the Alternative Benefits Programs (Plans 3-4 and Plan 5) and one Benefited Enterprise (Plan 6), granting us a package of benefits, subject to compliance with applicable requirements. Under Plan 3-4 (benefit period starting 2003), the Company was entitled to an exemption from corporate income tax on undistributed profits for a period of two years following implementation of the plan and to a reduced tax rate of between 10% and 25% (depending on the level of foreign investment) for an additional thirteen years thereafter. Under Plan 5 (benefit period starting 2007), the Company was entitled to an exemption from corporate income tax on undistributed profits for a period of two years following implementation of such plan and to a reduced tax rate of 10% to 25% (depending on the level of foreign investment) for eight additional years thereafter. We filed a request for an additional five years of reduced tax rates for such plan. Approval is still pending. Under Plan 6 (benefit period starting 2010), the Company was entitled to an exemption from corporate income tax on undistributed profits for a period of two years and a reduced tax rate of 10% to 25% (depending on the level of foreign investment) for eight additional years thereafter.

The entitlement to these benefits is conditional upon the Company fulfilling the requirements of the Investments Law, regulations published thereunder and the certificate of approval for the specific investments in the case of Approved Enterprises. In the event of failure to comply with these requirements, the benefits may be reduced or canceled and the Company may be required to refund the amount of the benefits it received, in whole or in part, including linkage and interest. As of March 31, 2015, Management believes that the Company complied with all of the aforementioned requirements.

If the Company pays a dividend, the source of which is income derived from the Approved and/or Benefited Enterprises during the tax exempt period, the Company will be subject to corporate tax at the rate ordinarily applicable to the Approved/Benefited Enterprise from which it was exempt, on the gross amount of such dividend.

The Company has decided not to declare dividends out of such tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company’s Approved and/or Benefited Enterprises.

For the years ended March 31, 2015 and 2014, income not eligible for Approved and/or Benefited Enterprise benefits is taxed at the regular corporate income tax rate (either 26.5% or 25%, see above).

d.	The New Incentives Regime—Amendment 68 to the Investment Law

Under Amendment 68 to the Investment Law (“Amendment 68”), upon an irrevocable election made by a company, a uniform corporate tax rate will apply to all qualifying industrial income of such company (an “Industrial Company”), as opposed to the previous law’s incentives, which were limited to income from Approved/Benefited Enterprises during the benefits period. Under the law, when the election is made, the uniform tax rate for 2014 and onwards will be 9% in areas in Israel designated as Development Zone A and 16% elsewhere in Israel. The profits of these Industrial Companies will be freely distributable as dividends, subject to withholding tax of 20% or lower, under an applicable tax treaty. Certain “Special Industrial Companies” that meet more stringent criteria (significant investment, R&D or employment thresholds), and will enjoy further reduced tax rates of 5% in Zone A and 8% elsewhere. In order to be classified as a “Special Industrial Company,” the approval of three governmental authorities in Israel is required. We did not elect to apply for Amendment 68 in tax year 2015 or 2014.

e.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985 of Israel:

With respect to the Israeli entity, commencing in taxable year 2003, the Company elected to measure its taxable income and file its tax returns in U.S. dollars in keeping with Israeli Income Tax Regulations, 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income). Such an election is binding to the Company for three years. Accordingly, commencing taxable year 2003, results for tax purposes are measured in U.S. Dollar terms. After the initial three-year term, the Company must make the election on an annual basis. Through taxable year 2014, the Company has consistently elected, for tax purposes, to measure its earnings in U.S. dollars.

f.	Income from continuing and discontinued operations before income taxes is comprised of the following:

	Year ended March 31,
	2015	2014	2013
Domestic (Israel)	$250,979	$190,233	$65,934
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	329,914	253,355	268,735

Income from continuing and discontinued operations before taxes	$580,893	$443,588	$334,669

g.	Taxes on income are comprised of the following:

	Year ended March 31,
	2015	2014	2013
Current taxes	$166,466	$106,561	$93,165
Prior years’ benefits	(20)	(124)	(6,544)
Deferred income benefits	(70,387)	(23,708)	(18,822)

	$96,059	$82,729	$67,799

Domestic	$25,881	$16,852	$1,139
Foreign	70,178	65,877	66,660

	$96,059	$82,729	$67,799

Included within current and deferred income tax expense are benefits relating to investment tax credits at Taro Canada of $909, $1,439 and $1,320 for the years ended March 31, 2015, 2014 and 2013, respectively. Taro Canada uses the “flow-through” method and therefore records the benefits in earnings in the period the tax credits are utilized.

h.	Reconciliation of the statutory tax rate of the parent company in Israel to the effective consolidated tax rate:

	Year ended March 31,
	2015	2014	2013
Statutory tax rate (In Israel)	26.5%	25.0%	25.0%
(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs	(7.0%)	(5.0%)	(4.0%)
Different tax rates applicable to non-Israeli subsidiaries	(4.0%)	(2.0%)	1.0%
Uncertain tax positions, net	1.0%	1.0%	(3.0%)
Taxes (benefits) from prior years	0.0%	0.0%	1.0%

Effective consolidated tax rate	16.5%	19.0%	20.0%

i.	Current taxes are calculated at the following rates:

	Year ended March 31,
	2015	2014	2013
On Israeli operations (not including “Approved Enterprise”)	26.5%	25.0%	25.0%
On U.S. operations *	35.5%	35.0%	35.0%
On Canadian operations *	25.0%	25.0%	25.0%
On U.K. operations *	21.0%	23.0%	24.0%
On Ireland operations *	12.5%	12.5%	12.5%

*	The U.S., Canadian, U.K., and Irish subsidiaries are taxed on the basis of the tax laws prevailing in their countries of residence. The Canadian subsidiary qualifies for research and development tax credits and manufacturing and processing credits, thereby reducing its effective tax rate.

j.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and carryforward losses.

	March 31,
	2015	2014
Deferred tax assets:
Net operating loss carryforward	$10,379	$12,347
Deferred revenue	34,834	23,343
Property, plant, and equipment	921	1,224
Accrued expenses	131,524	91,603
Bad debt allowance	39	38
Amortization and impairment	5,406	5,917
Other, net	32,259	12,695

Total deferred tax assets	215,362	147,167
Valuation allowance for deferred tax assets	(11,301)	(13,573)

Net deferred tax assets	204,061	133,594

Deferred tax liabilities:
Property, plant, and equipment	(1,901)	(1,739)
Other, net	(261)	(343)

Total deferred tax liabilities	(2,162)	(2,082)

Net deferred tax assets	$201,899	$131,512

Domestic	$12,721	$9,990
Foreign	189,178	121,522

	$201,899	$131,512

The deferred income taxes are presented in the balance sheet as follows:

	March 31,
	2015	2014
Among current assets (“other receivables and prepaid expenses”)	$199,908	$128,689
Long-term deferred income tax assets	4,153	4,905
Among short-term liabilities	(261)	(343)
Among long-term liabilities	(1,901)	(1,739)

	$201,899	$131,512

k.	Carryforward tax losses:

1.	The Company:

As of March 31, 2015, the Company has no carryforward net operating losses. As of March 31, 2015 the Company has carryforward capital losses of approximately $74,000. Such losses can only be used to offset capital gains.

2.	Canadian subsidiary:

As of March 31, 2015, this subsidiary has no carryforward losses.

3.	U.K. subsidiary:

As of March 31, 2015, this subsidiary has carryforward tax losses of $10,638, which may be carried forward and offset against taxable income for an indefinite period in the future. As discussed in Note 2.u, there is a full valuation allowance provided against these losses.

4.	Irish subsidiary:

As of March 31, 2015, this subsidiary has carryforward losses of $68,185. Taro Ireland commenced trade in 2006 and therefore has satisfied any expiration deadlines. As discussed in Note 2.u, a full valuation allowance is provided against these losses.

5.	U.S. subsidiary:

As of March 31, 2015, this subsidiary has no carryforward tax losses.

6.	Hungarian subsidiary:

As of March 31, 2015, this subsidiary has no carryforward losses.

l.	The Company’s Board of Directors has determined that its U.S. subsidiary will not pay any dividend as long as such payment will result in any tax expense for the Company.

m.	At March 31, 2015, deferred income taxes were not provided for on a cumulative total of $766,152 of the undistributed earnings of Taro Canada, which are not taxable provided earnings remain undistributed. Taro Canada intends to invest these earnings indefinitely in its operations.

n.	Foreign withholding taxes have been accrued as necessary by the Company and its subsidiaries.

o.	Tax assessments:

The Company completed its tax assessments with the Israeli tax authorities for years through 2009. The Company’s tax provision was adequate to satisfy these assessments. The Company may be subject to examination by the Israeli tax authorities for years 2010 and onward. The Company believes that its tax provision is adequate to satisfy any assessments resulting from examinations related to these years.

The Company completed its tax assessments with the U.S. tax authorities for the years through March 31, 2013. The Company’s tax provision was adequate to satisfy these assessments. Taro U.S.A. is currently under examination for the year ending 2014. The Company believes that its tax provision is adequate to satisfy any assessments resulting from examination related to these years.

The Company completed its tax assessments with the Canadian tax authorities for the years through 2010. The Company’s tax provision was materially adequate to satisfy these assessments. Taro Canada remains subject to examination by the Canadian tax authorities for years after 2010. The Company believes that its tax provision is adequate to satisfy any assessments resulting from examinations related to these years.

p.	Uncertain tax positions:

The Company adopted FASB ASC Section 740-10-25, “Income Taxes-Overall-Recognition,” effective January 1, 2007, which prescribes a model for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return (see Note 2.u).

	March 31,
	2015	2014	2013
Unrecognized tax exposure at beginning of year	$6,858	$6,634	$13,828
Increases as a result of positions taken in prior period	129	146	1,912
Decreases as a result of positions taken in prior period	(462)	(1,815)	(115)
Increases as a result of positions taken in current period	2,501	1,893	1,495
Decreases due to settlements with tax authorities	(60)	—	(10,216)
Decreases due to expiration of statute of limitations	—	—	(270)

Unrecognized tax exposure at end of year	$8,966	$6,858	$6,634

The total amount of interest and penalties recognized on the Consolidated Statement of Operations for the years ended March 31, 2015, 2014 and 2013, were ($230), $751, and ($2,730), respectively. The total amount of interest and penalties recognized on the consolidated balance sheet at March 31, 2015 and 2014 were $550 and $2,567, respectively.

The total amount of unrecognized tax benefits, which would impact the effective tax rate if recognized, was $8,966 and $6,858 at March 31, 2015 and 2014, respectively.